Notes Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 7 - Notes Payable

On February 26, 2010, the Company held a special meeting of stockholders to approve an amendment to the Company’s certificate of incorporation to reclassify the series A preferred stock into common stock and warrants to purchase shares of common stock. As a result, all 242,576 outstanding shares of series A preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock. In accordance with the loan agreement governing the then-outstanding 2007 Notes, upon the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

Short Term Notes Payable

At December 31, 2011, the Company owes approximately $30,000 of principal and accrued interest on a short-term note payable.  The short-term note accrues interest at a rate of 15% and requires quarterly payments of $10,000.

Loan Payable

At December 31, 2009, the Company maintained a line of credit in the amount of $75,000 with Pacific International Bank of Seattle, Washington. This line was converted to a 36 months straight-line amortizing loan on February 24, 2010, with monthly principal and interest payment of $2,226 per month due February 2013. Interest is charged at a rate of 7.5%. At December 31, 2011, a balance of approximately $30,000 was outstanding, of which $25,000 is classified as current loan payable.

Notes Payable – Past Due

At December 31, 2010, the Company was past due on four short-term notes totaling approximately $614,000 of principal and accrued interest. On February 7, 2011, the Company was successful in re-negotiating two of the four remaining past due Notes. These notes are due on demand and interest is charged at rates ranging between 15-18%. The Company recorded a gain on debt restructured of approximately $60,000 from this transaction. The principal and accrued interest balance at December 31, 2011 is approximately $362,000.